November 26, 2014
VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission (“SEC”)
100 F Street, NE
Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:
On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 85 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of making certain material changes to the principal investment strategy and principal risks of Series Z (Alpha Opportunity Series) (the “Series”) and certain non-material changes to the Series’ Prospectus and Statement of Additional Information.
On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement on or before January 27, 2015 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.
No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.
* * *
Very truly yours,

/s/ Amy J. Lee
Amy J. Lee Secretary and Senior Vice President Security Investors, LLC